Share-based compensation	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Share-based compensation

11. Share-based compensation

The Company granted options on its corporate capital to certain directors, officers, employees, and consultants, as an incentive and as additional compensation prior to the Company’s conversion to an S.p.A. All options converted into Quota B when vested and exercised. All options had an exercise price of €1.00 per quota. Options generally vested over a one-to-three-year period and have been exercised when vested.

In April 2021, €172 of quota B shares were repurchased, cancelled, and allocated to the option plan as available for grant. The Board of Directors approved new option grants on €169 of quota B and accelerated the vesting of options on €546 quota B and all options were exercised. The total of €715 quota B were issued and exercised in April 2021 with no options remaining outstanding at that time.

In May 2021, in context of the corporate conversion from a limited liability company (società a responsabilità limitata, or S.r.l.) to a joint stock company (società per azioni, or an S.p.A.), the quotaholders approved a capital increase to allow for issuance of up to 2.7 million ordinary shares, or 10% of the total outstanding ordinary shares of the Company after the IPO, in the service of a four-year employees’ share option plan, “Equity Incentive Plan 2021–2025,” (the “Plan”) that was adopted by the board of directors. The Plan is administered by the Board of Directors in consultation with the Compensation, Nomination and Governance Committee.

At June 18, 2021, the date of the Company’s conversion to an S.p.A., all stock options were granted, fully vested, exercised and converted into ordinary shares with no par value. At June 30, 2021, there were no outstanding stock options.

On April 26, 2022, 147,783 NSOs were granted to Dr. Squinto, Chairman of the Company at that time, and were fully vested and priced based on a sub-plan called “2021-2025 Chairman Sub-Plan” attached to the Plan. Total recognized expense was €240,043.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, vested and expected to vest as of December 31, 2020	546	€1.00	1.0	€584,132
Exercisable as of December 31, 2020	-	-	-	-
Granted	169	1.00	-	183,831
Vested and exercised	715	1.00	-	777,920
Outstanding, vested and expected to vest as of June 30, 2021	-	-	-	-
Exercisable as of June 30, 2021	€-	-	-	€-

Outstanding, vested and expected to vest as of January 1, 2022	-	-	-	-
Granted and immediately vested	147,783	6.38	2.00	-
Vested and exercised
Cancelled or forfeited	-	-	-	-
Outstanding, vested and expected to vest as of June 30, 2022	147,783	6.38	1.82	29,878
Exercisable as of June 30, 2022	€147,783	€6.38	1.82	€29,878

The Company’s share-based compensation expense for the period ended June 30, 2022 and June 30, 2021 is represented by the following table:

	Six Months Ended June 30,
	2022	2021
Research & development expense	€-	€82,669
Research & development expense - related party	-	179,480
General & administrative expense	240,043	234,955
Total	€240,043	€497,104
Unrecognized expense	€-	€-

For the periods ended June 30, 2022, and June 30, 2021, the Company recorded €240,043 and €497,104, respectively, as the fair value of the stock options granted. There was no amount of unrecognized expense at June 30, 2022 and June 30, 2021, since the options vested immediately and all expense was recognized during the period. The weighted average fair value of the options granted during the six months ended June 30, 2022 and June 30, 2021 was € 1.62 per share and €1,088 per quota B respectively.

Six months ended June 30, 2022, NSOs Chairman Sub Plan - Valuation

At the Board of Directors meeting on April 26, 2022, the Company granted options on 147,783 shares to its Chairman, Dr. Squinto. The terms and conditions of this grant are as follows:

●	Term: Two (2) years, i.e., expiring on April 26, 2024;

●	Price: €6.38 per share, as outlined in the Sub-Plan; and,

●	Vesting: Immediately vested per the Sub-Plan.

The Company calculated the stock compensation expense for the options granted to Dr. Squinto by utilizing the Black Scholes method with the following inputs:

●	Current stock price (“St”) of $5.41 is the closing share price on the option grant date.

●	Strike price (“K”) of $6.81 was calculated by converting the Sub-Plan exercise price of €6.38 to $6.81 using the day exchange rate of 1.0674.

●	Risk Free Interest Rate (“r”) based on the expected term of 18 months, the Company used the 1.5-year treasury rate of 2.27% as the risk- free interest rate to align with the estimated exercise period.

●	Expected Term (“t”) An estimated expected term of eighteen (18) months was used.

●	Volatility (“σ”) a volatility of 82.0% was used

Using the assumptions described above, the estimated fair value of options granted to Dr. Squinto on April 26, 2022 was approximately €1.62 per share.

Therefore, the expense for the fully vested shares was €240,043 ($256,222) and was recorded in the six months ended June 30, 2022.

Six months ended June 30, 2021 - Quota B Valuations

The fair value of the Quota B underlying the Company’s stock-based compensation grants had historically been determined by the Company’s board of directors, with input from management and third-party valuations. The Company believes that the board of directors has the relevant experience and expertise to determine the fair value of its Quota B, when also securing third-party assistance. Given the absence of a public trading market of the Company’s equity, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately- Held Company Equity Securities Issued as Compensation, the board of directors exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s equity at each grant date. These factors include:

●	valuations of the Quota B equity performed by third-party specialists;

●	the price of the Company’s equity to third-party, arms-length, sophisticated, and qualified investors;

●	the prices, rights, preferences, and privileges of the Company’s Quota C, D, and E preferred equity classes relative to those of the Company’s equity;

●	lack of marketability of the Quota B;

●	lack of voting rights of the Quota B;

●	current business conditions and projections;

●	hiring of key personnel and the experience of management;

●	the Company’s stage of development;

●	the timing, progress and results of the Company’s pre-clinical studies and clinical trials for the Company’s programs and product candidates; including statements regarding the timing of initiation and completion of trials or studies and related preparatory work, the period during which the results of the trials will become available and the Company’s research and development programs;

●	likelihood of achieving a liquidity event, such as an initial public offering, a merger or acquisition of the Company given prevailing market conditions, or other liquidation events;

●	the market performance of comparable publicly traded companies; and

●	the European, U.S. and global capital market conditions.

In valuing the Company’s Quota B class of options, the board of directors determined the equity value of the Company’s business using various valuation methods. The board of directors engaged a third-party valuation firm who performed analyses in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s option valuations were prepared using an option pricing method (“OPM”), which used market approaches to estimate the Company’s enterprise value.

The OPM treats each equity class as a call option on the total equity value of a company, with exercise prices (i.e., breakpoints) based on the value thresholds at which the allocation among the various holders of a company’s securities changes. A discount was considered for Lack of Marketability (“DLOM”), which is an amount or percentage that is deducted from the value in order to reflect the absence of a viable market. The DLOM was then applied to arrive at an indication of value for the option. Also, considered in the valuation was volatility and the fact that the Quota B class of equity did not carry voting rights. The expected volatility used in the OPM is based upon the historical volatility of a number of publicly traded companies in similar stages of clinical development.

The weighted average fair value of the options granted during 2021 was €1,088.

Weighted average shares

The calculation was performed by taking the number of shares outstanding during a given period and weighting them for the number of days that number of shares were outstanding. For the six months ended June 30, 2022, and June 30, 2021, respectively, there was a weighted average of €18,216,858 and €14,772,610 shares of the Company’s ordinary shares, no par value.